Pension and Other Post-Employment Benefits (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Accumulated Benefit Obligation	$ 374	$ 362
Estimated Net Actuarial Loss And Net Prior Service Costs For The Plans That Will Be Amortized From Accumulated Other Comprehensive Income Into Net Benefit Plan Expense	2
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	10
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	6.50%
Defined Benefit Plan, Actual Return on Plan Assets	26	40
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Average Remaining Service Period Of Active Participates In Plan In Years	4 years
Pension and Other Postretirement Benefit Expense	34	64	50
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	6.50%	6.75%	6.75%
Defined Benefit Plan, Actual Return on Plan Assets	26	40
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Average Remaining Service Period Of Active Participates In Plan In Years	13 years
Pension and Other Postretirement Benefit Expense	12	11	18
Domestic Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	26.00%	39.00%
Foreign Equity[Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	24.00%	29.00%
Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	44.00%	26.00%
Real Estate And Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	6.00%	6.00%
Operating Expense [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and Other Postretirement Benefit Expense	36	60	55
General and Administrative Expense [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and Other Postretirement Benefit Expense	$ 10	$ 15	$ 13